Fair Value of Assets and Liabilities (Financial Instruments where Carrying Amounts and Fair Values May Differ) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Policy loans	$ 212,063	$ 210,730
Cash and cash equivalents	255,767	136,316
Accrued investment income	25,222	22,539
Reinsurance recoverables	3,098,248	3,175,195
Receivables from parent and affiliates	19,348	21,438
Fair Value
Assets:
Commercial mortgage and other loans	141,513	121,594
Policy loans	212,063	210,730
Short-term investments	4,000
Cash and cash equivalents	10,465	7,597
Accrued investment income	25,222	22,539
Reinsurance recoverables	25,127	29,931
Receivables from parent and affiliates	18,660	20,650
Other assets	3,852	3,013
Total assets	440,902	416,054
Liabilities:
Policyholders’ account balances - investment contracts	217,322	243,894
Payables to parent and affiliates	3,513	2,432
Other liabilities	51,312	49,130
Total liabilities	272,147	295,456
Carrying Amount
Assets:
Commercial mortgage and other loans	148,179	115,576
Policy loans	212,063	210,730
Short-term investments	4,000
Cash and cash equivalents	10,465	7,597
Accrued investment income	25,222	22,539
Reinsurance recoverables	27,183	28,883
Receivables from parent and affiliates	18,660	20,650
Other assets	3,852	3,013
Total assets	449,624	408,988
Liabilities:
Policyholders’ account balances - investment contracts	219,378	242,846
Payables to parent and affiliates	3,513	2,432
Other liabilities	51,312	49,130
Total liabilities	274,203	294,408
Level 1 | Fair Value
Assets:
Commercial mortgage and other loans	0	0
Policy loans	0	0
Short-term investments	4,000
Cash and cash equivalents	10,465	7,597
Accrued investment income	0	0
Reinsurance recoverables	0	0
Receivables from parent and affiliates	0	0
Other assets	0	0
Total assets	14,465	7,597
Liabilities:
Policyholders’ account balances - investment contracts	0	0
Payables to parent and affiliates	0	0
Other liabilities	0	0
Total liabilities	0	0
Level 2 | Fair Value
Assets:
Commercial mortgage and other loans	0	0
Policy loans	0	0
Short-term investments	0
Cash and cash equivalents	0	0
Accrued investment income	25,222	22,539
Reinsurance recoverables	0	0
Receivables from parent and affiliates	18,660	20,650
Other assets	3,852	3,013
Total assets	47,734	46,202
Liabilities:
Policyholders’ account balances - investment contracts	180,576	201,955
Payables to parent and affiliates	3,513	2,432
Other liabilities	51,312	49,130
Total liabilities	235,401	253,517
Level 3 | Fair Value
Assets:
Commercial mortgage and other loans	141,513	121,594
Policy loans	212,063	210,730
Short-term investments	0
Cash and cash equivalents	0	0
Accrued investment income	0	0
Reinsurance recoverables	25,127	29,931
Receivables from parent and affiliates	0	0
Other assets	0	0
Total assets	378,703	362,255
Liabilities:
Policyholders’ account balances - investment contracts	36,746	41,939
Payables to parent and affiliates	0	0
Other liabilities	0	0
Total liabilities	$ 36,746	$ 41,939